SHARE CAPITAL - Range of exercise prices and expiration date for warrants outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Nov. 15, 2023	Aug. 03, 2023	Mar. 30, 2023
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price		$ 0.00001	$ 0.00001	$ 0.00001
Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants Outstanding	9,752,820
$18.70 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 18.7
Number of warrants Outstanding	2,500
Exercisable until	2025
$7.50 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 7.5
Number of warrants Outstanding	7,500
Exercisable until	2026
$17.07 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 17.07
Number of warrants Outstanding	237,000
Exercisable until	2027
$0.50 [Member] | Warrants [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants exercise price	$ 0.5
Number of warrants Outstanding	9,505,820
Exercisable until	2029